Acquisitions (Details) - USD ($) $ in Thousands			1 Months Ended
	Oct. 28, 2015	Dec. 10, 2014	Apr. 18, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Purchase price allocated to goodwill				$ 25,561	$ 25,561	$ 12,242
ADI Engineering, Inc. [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash	$ 10,000
Contingent consideration	7,802
Total purchase price	17,802
Purchase price allocated to tangible assets	222
Purchase price allocated to intangibles assets	4,261
Purchase price allocated to goodwill	$ 13,319
Contingent consideration				$ 4,642
Total obligation the company paid					3,000
Fiberblaze [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash		$ 10,161
Contingent consideration		4,683
Total purchase price		14,844
Purchase price allocated to tangible assets		2,022
Purchase price allocated to intangibles assets		1,996
Purchase price allocated to goodwill		12,242
Purchase price allocated to liabilities assumed		$ 1,416
Total obligation the company paid					$ 1,463
Percentage of contingent consideration paid in cash					90.00%
Percentage of contingent consideration paid in options to ordinary shares					10.00%
Options granted			22,795